SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Class A common stock subject to possible redemption reflected in the balance sheets reconciled

Class A common stock subject to possible redemption, December 31, 2021	$250,000,000
Less:
Redemptions of Class A common stock	(232,371,273)
Plus:
Accretion of carrying value to redemption value	2,093,167
Extension Deposit	78,136
Class A common stock subject to possible redemption, December 31, 2022	19,800,030
Plus:
Accretion of carrying value to redemption value	364,326
Class A common stock subject to possible redemption, March 31, 2023	$20,164,356

Class A common stock subject to possible redemption, January 1, 2021	$250,000,000
Plus:
Accretion of carrying value to redemption value
Class A common stock subject to possible redemption, December 31, 2021	250,000,000
Less:
Redemptions of Class A common stock	(232,371,273)
Plus:
Accretion of carrying value to redemption value	2,093,167
Extension Deposit	78,136
Class A common stock subject to possible redemption, December 31, 2022	$19,800,030

Schedule of basic and diluted net (loss) income per common stock

The following table reflects the calculation of basic and diluted net (loss) income per common stock (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per Share of common stock
Numerator:
Allocation of net (loss) income	$(106,702)	$(341,395)	$2,269,380	$567,345
Denominator:
Basic and diluted weighted average shares outstanding	1,953,422	6,250,000	25,000,000	6,250,000
Basic and diluted net (loss) income per Share of common stock	$(0.05)	$(0.05)	$0.09	$0.09

The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except share and per share amounts):

	For the Year Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$4,369,839	$1,169,240	$3,813,826	$953,457
Denominator:
Basic and diluted weighted average shares outstanding	23,358,326	6,250,000	25,000,000	6,250,000
Basic and diluted net income per share of common stock	$0.19	$0.19	$0.15	$0.15